CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit / (loss) for the year	$ (60,366)	$ 82,643	$ (55,826)
Revenues recognized on acceptance of cryptocurrencies	(304,962)	(333,668)	(170,228)
Depreciation and amortization	66,424	63,055	112,037
Share-based payment expenses	90,648	88,355
Loss / (gain) on disposal of property, plant and equipment and intangible assets	(662)	(56)	(66)
Changes in fair value of financial assets at fair value through profit or loss	841
Net gain on disposal of financial assets at fair value through profit or loss	(213)
Loss on disposal of mining machines	497	36	2,984
Loss / (gain) on disposal of cryptocurrencies	3,131	(18,725)	(2,716)
Change in fair value of cryptocurrency lent		3,735
Impairment charges		2,567	4,236
Loss / (gain) on foreign currency transactions	2,881	226	(618)
Gain on extinguishment of debt		(880)
Gain on settlement of balance with Bitmain		(4,468)
Loss on disposal of subsidiaries		8
Interest income	(4,291)	(2,947)	(419)
Interest expense on bank loan		3	6
Interest accretion on lease liabilities	2,425	1,217	817
Interest expense on convertible debt	2,778	1,223
Gain on lease modification		(205)	(6)
Income tax expenses / (benefit)	(4,400)	48,246	(7,961)
Changes in:
Restricted cash	(1,184)	(2,971)	(2,622)
Trade receivables	(5,350)	(13,258)
Prepayments and other assets	(21,913)	(4,070)	(5,381)
Mining machines held for sale	1,002	5,957	17,440
Amounts due from a related party	337	(413)
Trade payables	(6,018)	12,508	512
Deferred revenue	(9,159)	6,782	(2,151)
Amount due to a related party	297	19
Other payables and accruals	1,299	12,667	1,670
Cash used in operating activities:	(245,958)	(52,414)	(108,292)
Interest paid on leases	(2,425)	(1,217)	(842)
Interest paid on convertible debt	(2,433)	(1,080)
Interest received	2,791	2,202	340
Income taxes paid	(20,012)	(19)	(382)
Income tax refunded		62
Net cash used in operating activities	(268,037)	(52,466)	(109,176)
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(63,200)	(62,882)	(19,851)
Purchase of mining machine		(26,611)	(124,033)
Purchase of financial assets at fair value through profit or loss	(61,550)
Proceeds from disposal of financial assets at fair value through profit or loss	1,213
Purchase of cryptocurrencies	(285,990)	(60,045)
Loans to related parties	(322)	(32,166)	(161,000)
Repayments from related parties	1,087	21,698	194,353
Lending to a third party	(2,546)
Proceeds from disposal of property, plant and equipment and intangible assets	962	877	159
Proceeds from disposal of cryptocurrencies	560,988	568,553	173,063
Proceeds from disposal of mining machines			51
Disposal of subsidiaries, net of cash disposed of	9,881	(14,855)
Cash paid for asset acquisition, net of cash acquired	(26,730)
Net cash generated from investing activities	133,793	394,569	62,742
Cash flows from financing activities
Proceeds from bank loan			871
Capital element of lease rentals paid	(3,884)	(4,181)	(4,517)
Capital contribution received from related party			420,000
Deemed distribution to related parties		(10,943)	(394,772)
Repayments of borrowings from related parties		(29,302)
Proceeds from convertible debt		30,000
Borrowings from related parties			9,194
Net cash generated from / (used in) financing activities	(3,884)	(14,426)	30,776
Net (decrease) / increase in cash and cash equivalents	(138,128)	327,677	(15,658)
Cash and cash equivalents at January 1	372,088	44,753	59,826
Effect of movements in exchange rates on cash and cash equivalents held	(2,598)	(342)	585
Cash and cash equivalents at December 31	$ 231,362	$ 372,088	$ 44,753